Income Taxes	12 Months Ended
May 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

The Company accounts for income taxes according to the provisions of ASC 740, which prescribes an asset and liability approach for computing deferred income taxes. Reconciliations of incomes taxes computed at the statutory federal rate to income tax expense (benefit) for the years ended May 31, 2024 and 2023 are as follows:

	Year Ended
	May 31, 2024	May 31, 2023
Net Income (Loss) before income taxes	$(8,160)	$(1,247)

Expected income tax (recovery) expense	(2,203)	(320)
Change in fair value of Forward Purchase Agreement and other non-deductible expenses	1,094	11
Change in valuation allowance	1,109	309
Income tax (recovery)	$-	$-

The Company intends to be treated as a United States corporation for United States federal income tax purposes under section 7874 of the U.S. Tax Code and is expected to be subject to United States federal income tax. However, for Canadian tax purposes, the Company is expected, regardless of any application of section 7874 of the U.S. Tax Code, to be treated as a Canadian resident company (as defined in the Canadian Income Tax Act for Canadian income tax purposes). Accordingly, Horizon will be subject to taxation in both Canada and the United States.

The following table summarized the components of deferred tax:

	May 31, 2024	May 31, 2023
Deferred Tax Assets
Finance Lease Liabilities	$20	$31
Operating tax losses carried forward	1,742	675
Property and equipment	19	4
Other tax pools	96	70
Valuation allowance	(1,857)	(748)
Net Deferred Tax Assets	20	32

Deferred Tax Liabilities
Right of Use assets	(20)	(32)
Total Deferred Tax Liabilities	(20)	(32)
Net Deferred Tax Asset (Liability)	$-	$-

A valuation allowance has been recognized to offset the entire effect of the Company’s net deferred tax asset as the realization of this deferred tax benefit is uncertain. The valuation allowance increased by $1,109 for the year-ended May 31, 2024. This is primarily due to the increase of federal, provincial, and state net operating losses.

The Company has analyzed filing positions in all of the federal, provincial, and state jurisdictions where it is required to file income tax returns. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain income tax positions have been recorded.